Related Party Consulting Agreements (Details)		1 Months Ended	6 Months Ended
	Oct. 31, 2024 USD ($)	Feb. 28, 2021 CHF (SFr)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Mar. 19, 2024
Related Party Consulting Agreements [Line Items]
Percentage of proceeds earned			15.00%
Percentage of increase or decrease of royalty			30.00%
Percentage of Increase or decrease of license			30.00%
General and administrative expenses			$ 108,000
Mr. Hellmann [Member]
Related Party Consulting Agreements [Line Items]
Bonus amount			30,000
Aexon Agreement [Member]
Related Party Consulting Agreements [Line Items]
Bonus amount			170,000
Cash paid			40,000
Remaining of cash paid			$ 130,000
Common shares | shares			23,028
Consulting Agreement [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee | SFr		SFr 2,000
Mr. Konofal [Member] | Research and Development Expense [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee			$ 54,164	$ 63,473
Aexon [Member] | Research and Development Expense [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee			$ 50,000
Mrs. Fernandez-McGovern [Member] | Research and Development Expense [Member]
Related Party Consulting Agreements [Line Items]
Monthly retainer for services	$ 18,000
Minimum [Member]
Related Party Consulting Agreements [Line Items]
Royalty on basis, percentage			5.00%
Payments of milestones			$ 100,000
Percentage of License fee			5.00%
Minimum [Member] | Aexon Agreement [Member]
Related Party Consulting Agreements [Line Items]
Royalty on basis, percentage			5.00%
Maximum [Member]
Related Party Consulting Agreements [Line Items]
Royalty on basis, percentage			30.00%
Payments of milestones			$ 300,000
Percentage of License fee			15.00%
Maximum [Member] | Aexon Agreement [Member]
Related Party Consulting Agreements [Line Items]
Royalty on basis, percentage			15.00%
Alexander Zwyer [Member]
Related Party Consulting Agreements [Line Items]
Equity owned, percentage					35.00%
Eric Konofal [Member]
Related Party Consulting Agreements [Line Items]
Equity owned, percentage					59.00%